SUBSEQUENT EVENTS (Details) - Director - 2015 Plan - Restricted Stock		12 Months Ended
	Jan. 22, 2019 director shares	Dec. 31, 2018 director shares
Subsequent events
Granted (in shares) | shares		238,602
Number of directors | director		4
Vesting period		4 years
Subsequent Event
Subsequent events
Granted (in shares) | shares	32,653
Number of directors | director	4
Number of annual installments over which shares vest	P4Y
Subsequent Event | 2020
Subsequent events
Vesting rights percentage	25.00%
Subsequent Event | 2021
Subsequent events
Vesting rights percentage	25.00%
Subsequent Event | 2022
Subsequent events
Vesting rights percentage	25.00%
Subsequent Event | 2023
Subsequent events
Vesting rights percentage	25.00%